SUBORDINATED DEBT AND DEBENTURES	12 Months Ended
Dec. 31, 2025
Subordinated Borrowings [Abstract]
SUBORDINATED DEBT AND DEBENTURES	SUBORDINATED DEBT AND DEBENTURES
Subordinated Debt
In May 2020, we issued $40.0 million of fixed to floating subordinated notes with a ten year maturity (May 31, 2030 maturity date) and a five year call option. The initial coupon rate was 5.95% fixed for five years and then floated at the Secured Overnight Financing Rate (“SOFR”) plus 5.825%. These notes are presented in the Consolidated Statements of Financial Condition under the caption “Subordinated debt” and the balances of zero and $39.59 million at December 31, 2025 and 2024, respectively. The December 31, 2024 balance was net of remaining unamortized deferred issuance costs of approximately $0.41 million that was being amortized through the maturity date into interest expense on other borrowings and subordinated debt and debentures in our Consolidated Statements of Operations. On September 2, 2025 we redeemed our $40.0 million floating subordinated notes. As a result, we accelerated the remaining unamortized net issuance costs of $0.36 million during the third quarter of 2025 into interest expense.
Subordinated Debentures
We have formed various special purpose entities (the ‘‘trusts’’) for the purpose of issuing trust preferred securities in either public or pooled offerings or in private placements. Independent Bank Corporation owns all of the common stock of each trust and has issued subordinated debentures to each trust in exchange for all of the proceeds from the issuance of the common stock and the trust preferred securities. Trust preferred securities totaling $38.6 million and $38.6 million at December 31, 2025 and 2024, respectively, qualified as Tier 1 regulatory capital.
These trusts are not consolidated with Independent Bank Corporation and accordingly, we report the common securities of the trusts held by us in accrued income and other assets and the subordinated debentures that we have issued to the trusts in the liability section of our Consolidated Statements of Financial Condition.
As the result of a previous acquisition we acquired TCSB Statutory Trust I as summarized in the tables below at a discount. The discount at acquisition totaled $1.4 million and is being amortized through its maturity date and is included in interest expense – other borrowings and subordinated debt and debentures in the Consolidated Statements of Operations.
Summary information regarding subordinated debentures as of December 31 follows:

		2025
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
TCSB Statutory Trust I	March 2005	5,155	5,000	155
Discount on TCSB Statutory Trust I		(860)	(860)	—
		$39,864	$38,640	$1,224

		2024
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
TCSB Statutory Trust I	March 2005	5,155	5,000	155
Discount on TCSB Statutory Trust I		(928)	(928)	—
		$39,796	$38,572	$1,224
Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2025 and 2024 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance III	July 30, 2037	3 month SOFR plus 1.86%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month SOFR plus 3.11%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month SOFR plus 3.71%	November 7, 2007
TCSB Statutory Trust I	March 17, 2035	3 month SOFR plus 2.46%	March 17, 2010
The subordinated debentures and trust preferred securities are cumulative and have a feature that permits us to defer distributions (payment of interest) from time to time for a period not to exceed 20 consecutive quarters. Interest is payable quarterly on each of the subordinated debentures and trust preferred securities and no distributions were deferred at December 31, 2025 and 2024.
We have the right to redeem the subordinated debentures and trust preferred securities (at par) in whole or in part from time to time on or after the first permitted redemption date specified above or upon the occurrence of specific events defined within the trust indenture agreements.
Distributions (payment of interest) on the trust preferred securities are included in interest expense – other borrowings and subordinated debt and debentures in the Consolidated Statements of Operations.